Loans (Troubled Debt Restructurings Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	$ 12,802	$ 19,693
Impaired Financing Receivable, Related Allowance	1,161	1,138
Percentage of loan portfolio secured by real estate	96.00%	96.00%
Transferred Loans [Member]
Financing Receivable, Impaired [Line Items]
Loans in nonaccrual status	2,700
Financing receivable, impaired, number	3
Troubled Debt Restructuring (TDR) [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	6,500	7,900
Impaired Financing Receivable, Related Allowance	223	410
Loans in nonaccrual status	3,000	467
Troubled Debt Restructuring (TDR) [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	199	47
Troubled Debt Restructuring (TDR) [Member] | Performing Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	$ 24	$ 363